Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 316	$ 17,511,589			$ (7,171,128)	$ 10,340,777
Balance (in Shares) at Dec. 31, 2022	3,159,096
Balance (in Shares) at Dec. 31, 2022
Accretion of stock options expense to stock based compensation		14,125				14,125
Purchase of treasury stock			$ (471,121)			(471,121)
Purchase of treasury stock (in Shares)			252,855
Unrealized gain (loss) on short-term debt investments				(6,227)		(6,227)
Net loss					(3,700,683)	(3,700,683)
Balance at Dec. 31, 2023	$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	$ 6,176,871
Balance (in Shares) at Dec. 31, 2023	3,159,096
Balance (in Shares) at Dec. 31, 2023			252,855			252,855
Accumulated other comprehensive gain - short-term investments				32,331		$ 32,331
Purchase of treasury stock			$ (115,452)			(115,452)
Purchase of treasury stock (in Shares)			72,790
Net loss					(801,667)	(801,667)
Balance at Mar. 31, 2024	$ 316	17,525,714	$ (586,573)	26,104	(11,673,478)	5,292,083
Balance (in Shares) at Mar. 31, 2024	3,159,096
Balance (in Shares) at Mar. 31, 2024			325,645
Balance at Dec. 31, 2023	$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	$ 6,176,871
Balance (in Shares) at Dec. 31, 2023	3,159,096
Balance (in Shares) at Dec. 31, 2023			252,855			252,855
Accretion of stock options expense to stock based compensation
Purchase of treasury stock			$ (173,113)			(173,113)
Purchase of treasury stock (in Shares)			102,855
Sale of common stock and pre-funded warrants net of issuance costs	$ 89	1,673,127				1,673,216
Sale of common stock and pre-funded warrants net of issuance costs (in Shares)	883,395
Exercise of pre-funded warrants	$ 3					3
Exercise of pre-funded warrants (in Shares)	34,037
Sale of common stock and warrants net of issuance costs	$ 76	1,741,446				1,741,522
Sale of common stock and warrants net of issuance costs (in Shares)	763,638
Cancellation of treasury stock	$ (35)	(644,199)	$ 644,234
Cancellation of treasury stock (in Shares)	(355,710)		(355,710)
Unrealized gain (loss) on short-term debt investments				8,646		8,646
Net loss					(4,392,880)	(4,392,880)
Balance at Dec. 31, 2024	$ 449	20,296,088		2,419	(15,264,691)	$ 5,034,265
Balance (in Shares) at Dec. 31, 2024	4,484,456
Balance (in Shares) at Dec. 31, 2024						0
Accumulated other comprehensive gain - short-term investments				8,285		$ 8,285
Net loss					(1,031,437)	(1,031,437)
Balance at Mar. 31, 2025	$ 449	$ 20,296,088		$ 10,704	$ (16,296,128)	$ 4,011,113
Balance (in Shares) at Mar. 31, 2025	4,484,456
Balance (in Shares) at Mar. 31, 2025